Related Party Transactions and Arrangements (Fees Paid in Connection With the Operations of the Company, Incurred, Forgiven and Payable) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Total related party operation fees and reimbursements
Related Party Transaction [Line Items]
Expenses incurred	$ 8,337	$ 7,975	$ 25,425	$ 23,970
Payable (Receivable)	216		216		$ 610
Acquisition cost reimbursements
Related Party Transaction [Line Items]
Expenses incurred	6	34	39	144
Payable (Receivable)	6		6		32
Due to (from) HT III related to Asset Purchase
Related Party Transaction [Line Items]
Expenses incurred	0	0	0	0
Payable (Receivable)	0		0		(154)
Asset management fees
Related Party Transaction [Line Items]
Expenses incurred	4,875	4,875	14,625	14,625
Payable (Receivable)	0		0		0
Property management and leasing fees
Related Party Transaction [Line Items]
Expenses incurred	1,067	868	2,910	2,608
Payable (Receivable)	271		271		58
Transfer agent and other professional services
Related Party Transaction [Line Items]
Expenses incurred	2,313	2,121	7,623	6,330
Payable (Receivable)	(61)		(61)		674
Distributions on Class B Units
Related Party Transaction [Line Items]
Expenses incurred	76	$ 77	228	$ 263
Payable (Receivable)	0		$ 0		$ 0
Advisor
Related Party Transaction [Line Items]
Shares approved for issuance (in shares)			359,250
Advisor | Professional Fees and Reimbursements
Related Party Transaction [Line Items]
Due from affiliates	500		$ 500
Capped Reimbursement Amount
Related Party Transaction [Line Items]
Fixed component	$ 1,600		$ 5,100